Stock-Based Compensation - Summary of Stock-Based Compensation Expense Recorded in Selling, General and Administrative Expenses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Incentive Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 40	$ 40	$ 42
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	40	35	38
Selling, General and Administrative Expenses [Member] | Incentive Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	15	15	19
Selling, General and Administrative Expenses [Member] | Long-term Retention [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	4	4	5
Selling, General and Administrative Expenses [Member] | Restricted Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	21	16	14
Selling, General and Administrative Expenses [Member] | Fair Value Adjustment for Liability Classified DSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		$ 5	$ 4